Line of Credit (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Line of Credit
Note 8. LINE OF CREDIT

The Company has a working capital line of credit with NBT Bank with a limit of $6,000,000 and a variable interest rate based on the Wall Street Journal Prime rate, currently 3.25%. The line of credit is payable upon demand with a maturity date of September 2020. The balance outstanding was $5,225,419 and $2,663,124 at June 30, 2020 and December 31, 2019, respectively Borrowing is based on 80% of eligible accounts receivable. The line is secured by all business assets and it and is subject to certain financial covenants. These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.

The Company has a line of credit with NBT Bank with a limit of $2,000,000 to fund the development of certain solar arrays. The line has a variable interest rate based on the Wall Street Journal Prime rate, currently 4.75%. The maturity date is September 2020.There were no borrowings at June 30, 2020 and the balance was $510,100 at December 31, 2019. The line is secured by all business assets and is subject to certain financial covenants. These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.

8.	LINE OF CREDIT

The Company has a working capital line of credit with NBT Bank with a limit of $3,000,000 and a variable interest rate based on the Wall Street Journal Prime rate, currently 4.75%. The maturity date is September 2020. The balance outstanding at December 31, 2019 was $2,663,124. Borrowing is based on 80% of eligible accounts receivable. The line is secured by all business assets and it and is subject to certain financial covenants. These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.

The Company has a line of credit with NBT Bank with a limit of $2,000,000 to fund the development of certain solar arrays. The line has a variable interest rate based on the Wall Street Journal Prime rate, currently 4.75%. The maturity date is September 2020. The balance outstanding at December 31, 2019 was $510,100. The line is secured by all business assets and is subject to certain financial covenants. These financial covenants consist of a minimum debt service coverage ratio of 1.20 to 1.00 measured on a quarterly basis and are in effect beginning September 2020.

The Company had a line of credit with Community Bank, N.A., with a limit of $2,100,000 and a variable interest rate of prime plus .5%, which was paid in full on September 17, 2019. The balance outstanding at December 31, 2018 was $972,524. The line and former Community Bank, N.A. notes were personally guaranteed by the two majority stockholders and were subject to the provisions of an agreement containing the covenants that require the maintenance of certain financial ratios.